Retirement Plans	3 Months Ended	12 Months Ended
	Mar. 30, 2013	Dec. 29, 2012
Retirement Plans
12.	RETIREMENT PLANS

The Company has defined benefit and defined contribution retirement plans for its employees. Also, the Company contributes to various multiemployer plans under collective bargaining agreements and provides certain health care benefits to eligible retirees and their dependents.

The components of net pension and other post retirement benefit costs for the periods presented are as follows (in thousands):

	13-Weeks Ended
	Pension Benefits		Other Postretirement Plans
	March 30, 2013	March 31, 2012	March 30, 2013	March 31, 2012
Service cost	$8,030	$6,426	$38	$35
Interest cost	8,368	9,447	108	128
Expected return on plan assets	(10,482)	(10,329)	—	—
Amortization of prior service cost	50	26	—	—
Amortization of net loss	3,257	3,440	28	8

Net periodic benefit costs	$9,223	$9,010	$174	$171

During the 13-weeks ended March 30, 2013 and March 31, 2012, the Company reclassified $3 million out of accumulated other comprehensive income to distribution, selling and administrative costs relating to retirement benefit obligations.

The Company contributed $9 million and $7 million to its defined benefit and other postretirement plans during the 13-week periods ended March 30, 2013 and ended March 31, 2012, respectively. The Company anticipates making $49 million in contributions, including payments described above, to its pension plans and other postretirement plans during fiscal year 2013.

17.	RETIREMENT PLANS

The Company has defined benefit and defined contribution retirement plans for its employees. Also, the Company contributes to various multiemployer plans under collective bargaining agreements and provides certain health care benefits to eligible retirees and their dependents.

Company Sponsored Defined Benefit Plans — The Company maintains several qualified retirement plans and a nonqualified retirement plan (“Retirement Plans”) that pay benefits to certain employees at retirement, using formulas based on a participant’s years of service and compensation. In addition, the Company maintains a postemployment health and welfare plan for certain employees of which components are included in the tables below under Other Postretirement Plans. Amounts related to defined benefit plans recognized in the consolidated financial statements are determined on an actuarial basis.

The components of net pension and other postretirement benefit costs for each fiscal year are as follows (in thousands):

	Pension Benefits
	Year Ended December 29, 2012	Year Ended December 31, 2011	Year Ended January 1, 2011
Components of net periodic pension cost:
Service cost	$25,819	$22,405	$18,989
Interest cost	38,404	36,013	33,826
Expected return on plan assets	(41,621)	(38,295)	(34,488)
Amortization of prior service cost	102	102	102
Amortization of net loss	14,572	11,541	7,059
Settlements	17,840	—	—

Net periodic pension costs	$55,116	$31,766	$25,488

	Other Postretirement Plans
	Year Ended December 29, 2012	Year Ended December 31, 2011	Year Ended January 1, 2011
Components of net periodic postretirement benefit costs:
Service cost	$140	$138	$120
Interest cost	512	546	595
Amortization of net loss (gain)	34	44	(6)

Net periodic other post-retirement benefit costs	$686	$728	$709

Net period pension expense for 2012 includes an $18 million settlement charge resulting from lump-sum payments to former employees participating in several Company sponsored pension plans.

Changes in plan assets and benefit obligations recorded in other comprehensive loss for pension and other postretirement benefits for the fiscal years ended December 29, 2012, December 31, 2011, and January 1, 2011, are as follows (in thousands):

	Pension Benefits
	Year Ended December 29, 2012	Year Ended December 31, 2011	Year Ended January 1, 2011
Changes recognized in other comprehensive loss :
Actuarial loss	$(54,059)	$(41,101)	$(37,754)
Prior service cost	(620)	—	—
Amortization of prior service cost	102	102	102
Amortization of net loss	14,572	11,541	7,059
Settlements	17,840	—	—

Net periodic pension costs	$(22,165)	$(29,458)	$(30,593)

	Other Postretirement Plans
	Year Ended December 29, 2012	Year Ended December 31, 2011	Year Ended January 1, 2011
Changes recognized in other comprehensive loss:
Actuarial (loss) gain	$(661)	$449	$(643)
Amortization of net loss (gain)	34	44	(6)

Net periodic other post-retirement benefit costs	$(627)	$493	$(649)

The funded status of the defined benefit plans for the fiscal years ended December 29, 2012, December 31, 2011, and January 1, 2011, is as follows (in thousands):

	Pension Benefits
	December 29, 2012	December 31, 2011	January 1, 2011

Change in benefit obligation:
Benefit obligation at beginning of period	$762,771	$676,048	$589,995
Service cost	25,819	22,405	18,989
Interest cost	38,404	36,013	33,825
Actuarial loss	82,840	52,900	55,701
Plan amendments	620	—	—
Settlements	(68,627)	(225)	(225)
Benefit disbursements	(45,838)	(24,370)	(22,237)

Benefit obligation at end of period	795,989	762,771	676,048

Change in plan assets:
Fair value of plan assets at beginning of period	564,651	502,947	440,483
Return on plan assets	70,403	50,094	52,435
Employer contribution	46,179	36,205	32,491
Settlements	(68,627)	(225)	(225)
Benefit disbursements	(45,838)	(24,370)	(22,237)

Fair value of plan assets at end of period	566,768	564,651	502,947

Net amount recognized	$(229,221)	$(198,120)	$(173,101)

	Other Postretirement Plans
	December 29, 2012	December 31, 2011	January 1, 2011

Change in benefit obligation:
Benefit obligation at beginning of period	$10,653	$11,065	$10,795
Service cost	140	138	120
Interest cost	512	546	595
Employee contributions	297	411	416
Actuarial loss (gain)	661	(449)	643
Benefit disbursements	(906)	(1,058)	(1,504)

Benefit obligation at end of period	11,357	10,653	11,065

Change in plan assets:
Fair value of plan assets at beginning of period	—	—	—
Employer contribution	609	647	1,088
Employee contributions	297	411	416
Benefit disbursements	(906)	(1,058)	(1,504)

Fair value of plan assets at end of period	—	—	—

Net amount recognized	$(11,357)	$(10,653)	$(11,065)

	Pension Benefits
	December 29, 2012	December 31, 2011	January 1, 2011
Amounts recognized in the consolidated balance sheets consist of the following:
Accrued benefit obligation — current	$(401)	$(332)	$(225)
Accrued benefit obligation — noncurrent	(228,820)	(197,788)	(172,876)

Net amount recognized in the consolidated balance sheets	$(229,221)	$(198,120)	$(173,101)

Amounts recognized in accumulated other comprehensive loss consist of the following:
Prior service cost	$(1,030)	$(513)	$(615)
Net loss	(203,647)	(181,999)	(152,439)

Net liability recognized in accumulated other comprehensive loss	$(204,677)	$(182,512)	$(153,054)

Additional information:
Accumulated benefit obligation	$733,626	$721,874	$642,250
Unfunded accrued pension cost	(24,544)	(15,608)	(20,047)

	Other Postretirement Plans
	December 29, 2012	December 31, 2011	January 1, 2011
Amounts recognized in the consolidated balance sheets consist of the following:
Accrued benefit obligation — current	$(628)	$(630)	$(700)
Accrued benefit obligation — noncurrent	(10,729)	(10,023)	(10,365)

Net amount recognized in the consolidated balance sheets	$(11,357)	$(10,653)	$(11,065)

Amounts recognized in accumulated other comprehensive loss consist of the following:
Net loss	$(1,063)	$(436)	$(929)

Net liability recognized in accumulated other comprehensive loss	$(1,063)	$(436)	$(929)

Additional information — unfunded accrued benefit cost	$(10,294)	$(10,217)	$(10,136)

	Pension Benefits	Other Postretirement Benefits
Amounts expected to be amortized from accumulated other comprehensive loss in the next fiscal year:
Net loss	$13,029	$112
Prior service cost	198	—

Net expected to be amortized	$13,227	$112

Assumptions used to determine benefit obligations at period-end and net pension costs were as follows:

	Pension Benefits
	December 29, 2012	December 31, 2011	January 1, 2011

Benefit obligation:
Discount rate	4.29%	5.08%	5.38%
Annual compensation increase	3.6%	4.0%	4.0%
Net cost:
Discount rate	5.08%	5.38%	5.90%
Expected return on plan assets	7.25%	7.50%	7.75%
Annual compensation increase	4.0%	4.0%	4.0%

	Other Postretirement Plans
	December 29, 2012	December 31, 2011	January 1, 2011
Benefit obligation — discount rate	3.90%	4.95%	5.10%
Net cost — discount rate	4.95%	5.10%	5.70%

The measurement dates for the pension and other postretirement benefit plans were December 29, 2012, December 31, 2011 and January 1, 2011.

A health care cost trend rate is used in the calculations of postretirement medical benefit plan obligations. The assumed healthcare trend rates for the fiscal years ended December 29, 2012, December 31, 2011, and January 1, 2011, are as follows:

	December 29, 2012	December 31, 2011	January 1, 2011

Immediate rate	7.50%	7.80%	8.00%
Ultimate trend rate	4.50%	4.50%	4.50%
Year the rate reaches the ultimate trend rate	2028	2028	2028

A one percent change in the rate would result in a change to the postretirement medical plan obligation of less than $1 million. Retirees covered under these plans are responsible for the cost of coverage in excess of the subsidy, including all future cost increases.

For guidance in determining the discount rate, the Company determines the implied rate of return on a hypothetical portfolio of high-quality fixed-income investments for which the timing and amount of cash outflows approximates the estimated payouts of the pension plans. The discount rate assumption is reviewed annually and revised as deemed appropriate.

The expected long-term rate of return on plan assets is derived from a mathematical asset model that incorporates assumptions as to the various asset class returns, reflecting a combination of historical performance analysis and the forward-looking views of the financial markets regarding the yield on long-term bonds and the historical returns of the major stock markets. The rate of return assumption is reviewed annually and revised as deemed appropriate.

The Company’s investment objective for our Company sponsored plans is to provide a common investment platform and investment managers, overseen by the Company’s Retirement Administration Committee, which will adopt and maintain an asset allocation strategy for the plans’ assets designed to address the Retirement Plans’ liability structure. The Company has developed an asset allocation policy and rebalancing policy, and reviews the major asset classes, through consultation with investment consultants, at least quarterly to determine if the plan assets are performing as expected. The Company’s 2012 strategy targeted a mix of 50% equity securities and 50% long-term debt securities and cash equivalents. The actual mix of investments at December 29, 2012 was 48% equity securities and 52% long-term debt securities and cash equivalents. The Company plans to manage the actual mix of investments to achieve its target mix.

The following table (in thousands) sets forth by level within the fair value hierarchy the assets of the Company’s defined benefit plans assets. See Note 4 — Fair Value Measurements for a detailed description of the three-tier fair value hierarchy.

	Asset Fair Value as of December 29, 2012
	Level 1	Level 2	Level 3	Total

Cash and cash equivalents	$2,079	$—	$—	$2,079
Common collective trust funds:
Cash equivalents	—	8,178	—	8,178
Domestic equities	—	189,872	—	189,872
International equities	—	28,529	—	28,529
Mutual funds:
Domestic equities	24,060	—	—	24,060
International equities	31,346	—	—	31,346
Long-term debt securities:
Corporate debt securities:
Domestic	—	137,457	—	137,457
International	—	20,341	—	20,341
U.S. government securities	—	112,681	—	112,681
Government agencies securities	—	9,343	—	9,343
Other	—	2,882	—	2,882

	$57,485	$509,283	$—	$566,768

	Asset Fair Value as of December 31, 2011
	Level 1	Level 2	Level 3	Total

Cash and cash equivalents	$8,345	$—	$—	$8,345
Common collective trust funds:
Cash equivalents	—	4,119	—	4,119
Domestic equities	—	205,947	—	205,947
International equities	—	25,865	—	25,865
Mutual funds:
Domestic equities	23,926	—	—	23,926
International equities	28,787	—	—	28,787
Long-term debt securities:
Corporate debt securities:
Domestic	—	114,489	—	114,489
International	—	18,002	—	18,002
U.S. government securities	—	120,698	—	120,698
Government agencies securities	—	8,568		8,568
Other	—	1,944	—	1,944
Investment contract	—	—	3,961	3,961

	$61,058	$499,632	$3,961	$564,651

A description of the valuation methodologies used for assets measured at fair value is as follows:

•	Cash and cash equivalents are valued at original cost plus accrued interest.

•

Common collective trust funds are valued at the net asset value of the shares held at the end of the reporting period. This class represents investments in actively managed common collective trust funds that invest primarily in equity securities which may include common stocks, options and futures. Investments are valued at the net asset value per share multiplied by the number of shares held as of the measurement date.

•	Mutual funds are valued at the closing price reported on the active market on which individual funds are traded.

•	Long-term debt securities are valued at the estimated price a dealer will pay for the individual securities.

•	The investment contract is valued at contract value, which approximates fair value.

The investment contract was classified as a Level 3 asset in the fair value hierarchy. A summary of changes in the fair value of this Level 3 asset for the fiscal year ended December 29, 2012 and December 31, 2011 is as follows (in thousands):

	December 29, 2012	December 31, 2011
Balance at beginning of period	$3,961	$3,788
Net realized gain on assets	—	173
Sales and settlements — net	(3,961)	—

Balance at end of period	$—	$3,961

Estimated future benefit payments, under Company sponsored plans as of December 29, 2012, are as follows (in thousands):

	Pension	Postretirement
	Benefits	Plans
2013	$31,969	$629
2014	32,662	712
2015	34,006	798
2016	34,927	850
2017	37,369	870
Subsequent five years	211,348	4,486

Estimated required and discretionary contributions expected to be contributed by the Company to the Retirement Plans in 2013 total $49 million.

Other Company Sponsored Benefit Plans — Employees are eligible to participate in a defined contribution 401(k) plan which provides that under certain circumstances the Company may make matching contributions of up to 50% of the first 6% of a participant’s compensation. The Company’s contributions to this plan were $25 million, $23 million and $21 million in the fiscal years ended December 29, 2012, December 31, 2011 and January 1, 2011, respectively. The Company, at its discretion, may make additional contributions to the 401(k) Plan. In 2011, the Company made a $2 million discretionary contribution primarily for the benefit of eligible non-exempt employees. The Company made no discretionary contributions under the 401(k) plan in fiscal years 2012 and 2010.

Multiemployer Pension Plans — The Company contributes to numerous multiemployer pension plans under the terms of collective bargaining agreements that cover certain of its union-represented employees. The Company does not administer these multiemployer pension plans.

The risks of participating in multiemployer pension plans differ from traditional single-employer defined benefit plans as follows:

•	Assets contributed to a multiemployer pension plan by one employer may be used to provide benefits to the employees of other participating employers;

•	if a participating employer stops contributing to a multiemployer pension plan, the unfunded obligations of the plan may be borne by the remaining participating employers; and

•	if the Company elects to stop participation in a multiemployer pension plan, the Company may be required to pay a withdrawal liability based upon the underfunded status of the plan.

The Company’s participation in multiemployer pension plans for the year ended December 29, 2012 is outlined in the tables below. The Company considers significant plans to be those plans to which the Company contributed more than 5% of total contributions to the plan in a given plan year or for which the Company believes its estimated withdrawal liability, should it decide to voluntarily withdraw from the plan, may be material to the Company. For each plan that is considered individually significant to the Company, the following information is provided:

•	The EIN/Plan Number column provides the Employee Identification Number (“EIN”) and the three-digit plan number (“PN”) assigned to a plan by the Internal Revenue Service.

•

The most recent Pension Protection Act (“PPA”) zone status available for 2012 and 2011 is for the plan years beginning in 2012 and 2011, respectively. The zone status is based on information provided to participating employers by each plan and is certified by the plan’s actuary. A plan in the red zone has been determined to be in critical status, based on criteria established under the Internal Revenue Code (the “Code”), and is generally less than 65% funded. A plan in the yellow zone has been determined to be in endangered status, based on criteria established under the Code, and is generally less than 80% funded. A plan in the green zone has been determined to be neither in critical status nor in endangered status, and is generally at least 80% funded.

•

The FIP/RP Status Pending/Implemented column indicates plans for which a financial improvement plan (“FIP”) or a rehabilitation plan (“RP”) is either pending or has been implemented. In addition to regular plan contributions, participating employers may be subject to a surcharge if the plan is in the red zone.

•	The Surcharge Imposed column indicates whether a surcharge has been imposed on participating employers contributing to the plan.

•	The Expiration Dates column indicates the expiration dates of the collective-bargaining agreements to which the plans are subject.

PPA Zone Status
Pension Fund	EIN / Plan Number	2012	2011	FIP/RP Status Pending / Implemented	Surcharge Imposed	Expiration Dates
Central States, Southeast and Southwest Areas Pension Fund	36-6044243 / 001	Red	Red	Implemented	Yes	4/30/13 to 4/30/16
Western Conference of Teamsters Pension Trust Fund (1)	91-6145047 / 001	Green	Green	N/A	No	11/16/12 to 10/1/15 (2)
Minneapolis Food Distributing Industry Pension Plan (1)	41-6047047 / 001	Yellow	Yellow	Implemented	No	3/31/14
Teamster Pension Trust Fund of Philadelphia and Vicinity (1)	23-1511735 001	Yellow	Yellow	Pending	No	2/8/12 to 3/10/12(3)
Truck Drivers & Helpers Local 355 Pension Fund (1)	52-0951433 001	Yellow	Yellow	Pending	No	3/15/15
Local 703 I.B. of T. Grocery and Food Employees’ Pension Plan	36-6491473 / 001	Green	Green	N/A	No	6/30/13
United Teamsters Trust Fund A	13-5660513 / 001	Red	Red	Implemented	Yes	5/30/15
Warehouse Employees Local 169 and Employers Joint Pension Fund (1)	23-6230368 / 001	Red	Red	Implemented	Yes	2/8/12(4)
Warehouse Employees Local No. 570 Pension Fund	52-6048848 / 001	Green	Green	N/A	No	3/15/15

(1)	The plan has elected to utilize special amortization provisions provided under the Preservation of Access to Care for Medicare Beneficiaries and Pension Relief Act of 2010.
(2)	The Company is a party to multiple collective bargaining agreements requiring contributions to this pension fund. A collective bargaining agreement within this pension fund expired in 2012 and continues to operate under an extension.
(3)	The Company is a party to three collective bargaining agreements requiring contributions to this pension fund. The agreements expired in 2012 and continue to operate under extensions.
(4)	The collective bargaining agreement for this pension fund is operating under an extension.

The following table provides information about the Company’s contributions to its multiemployer pension plans. For plans that are not individually significant to the Company, the total amount of USF contributions is aggregated.

	USF Contributions (1) (2)			USF Contributions Exceed 5% of
Pension	(in thousands)			Total Plan Contributions (3)
Fund	2012	2011	2010	2011	2010
Central States, Southeast and Southwest Areas Pension Fund	$3,389	$3,059	$2,932	No	No
Western Conference of Teamsters Pension Trust Fund	8,309	7,965	7,390	No	No
Minneapolis Food Distributing Industry Pension Plan	4,235	3,985	3,868	Yes	Yes
Teamster Pension Trust Fund of Philadelphia and Vicinity	2,808	2,685	2,687	No	No
Truck Drivers and Helpers Local 355 Pension Fund	1,491	1,338	1,297	Yes	Yes
Local 703 I.B. of T. Grocery and Food Employees’ Pension Plan	1,017	885	833	Yes	Yes
United Teamsters Trust Fund A	1,144	930	806	Yes	Yes
Warehouse Employees Local 169 and Employers Joint Pension Fund	961	948	911	Yes	Yes
Warehouse Employees Local No. 570 Pension Fund	969	878	922	Yes	Yes
Other Funds	3,935	3,768	4,437	-	-

	$28,258	$26,441	$26,083

(1)	Contributions made to these plans during the Company’s fiscal year, which may not coincide with the plans’ fiscal years.
(2)	Contributions do not include payments related to multiemployer pension withdrawals as described in Note 13 — Restructuring and Tangible Asset Impairment Charges.
(3)	Indicates where the Company was listed in the respective multiemployer plan Form 5500 for the applicable plan year as having made more than 5% of total contributions to the plan.

If the Company elected to voluntarily withdraw from a multiemployer pension plan, it would be responsible for its proportionate share of the plan’s unfunded vested liability. Based on the latest information available from plan administrators, the Company estimates its aggregate withdrawal liability from the multiemployer pension plans in which it participates to be approximately $230 million as of December 29, 2012. This estimate excludes $67 million of multiemployer pension plan withdrawal liabilities recorded in the Company’s consolidated financial statements related to closed facilities as of December 29, 2012 and as further described in Note 13 — Restructuring and Tangible Asset Impairment Charges. Actual withdrawal liabilities incurred by the Company, if it were to withdraw from one or more plans, could be materially different from the estimates noted herein based on better or more timely information from plan administrators or other changes impacting the respective plan’s funded status.